Related Party Transactions (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Related Party Transactions Details
Notes Payable - Related Party	$ 571,872	$ 560,472
Add: Accrual		30,000
Less: Payments	(4,400)	(18,600)
Notes Payable - Related Party	$ 567,472	$ 571,872